Acquisitions, Acquired Intangible Assets, and Goodwill - Intangible Assets Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 2,111,000		$ 2,111,000		$ 2,231,000	$ 408,000
Amortization expense	55,000	$ 0	171,000	$ 0	69,000
Software development
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized software development costs	170,000	292,000	441,000	895,000	1,032,000	162,000
Amortization expense associated with capitalized development costs	123,000	$ 75,000	382,000	$ 179,000	305,000	182,000
Net carrying amount	$ 1,093,000		$ 1,093,000		$ 1,038,000	$ 408,000